Summary of Significant Accounting Policies - Summary of Revenue by Customer Incorporation Location (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 417,981	$ 59,770	¥ 456,152	¥ 117,426
Percentage of revenues	100.00%	100.00%	100.00%	100.00%
PRC [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 402,333	$ 57,532	¥ 431,338	¥ 96,580
Percentage of revenues	97.00%	97.00%	95.00%	82.00%
East Asia [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 14,369	$ 2,055	¥ 3,028	¥ 6,018
Percentage of revenues	3.00%	3.00%	1.00%	5.00%
West Asia [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 564	$ 81	¥ 14,485	¥ 9,188
Percentage of revenues	0.00%	0.00%	3.00%	8.00%
Europe [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 372	$ 53	¥ 321	¥ 501
Percentage of revenues	0.00%	0.00%	0.00%	1.00%
South Asia [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 217	$ 31	¥ 0	¥ 0
Percentage of revenues	0.00%	0.00%	0.00%	0.00%
East Africa [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 126	$ 18	¥ 0	¥ 0
Percentage of revenues	0.00%	0.00%	0.00%	0.00%
West Africa [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 0	$ 0	¥ 1,851	¥ 0
Percentage of revenues	0.00%	0.00%	0.00%	0.00%
North America [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 0	$ 0	¥ 2,616	¥ 0
Percentage of revenues	0.00%	0.00%	1.00%	0.00%
South America [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 0	$ 0	¥ 2,513	¥ 4,729
Percentage of revenues	0.00%	0.00%	0.00%	4.00%
Other [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 0	$ 0	¥ 0	¥ 410
Percentage of revenues	0.00%	0.00%	0.00%	0.00%